Accounts Receivable, Net - Schedule of Changes in Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	$ 3,353,380	¥ 21,830,225	¥ 24,105,435
(Reversal of)/Allowance for credit losses	11,012	75,000	(253,023)
Deconsolidation of subsidiaries			(1,536,649)
Exchange rate difference	(255,380)	(730,055)	(485,538)
Ending balance	$ 3,109,012	¥ 21,175,170	¥ 21,830,225